Cover	Jun. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2026
Entity File Number	001-42132
Entity Registrant Name	Nova Minerals Corp
Entity Central Index Key	0001852551
Entity Tax Identification Number	42-1800080
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6312 South Fiddlers Green Circle
Entity Address, Address Line Two	Suite 300E
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(720)
Local Phone Number	550-4223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.001 par value per share
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NVA
Security Exchange Name	NYSEAMER
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	NVAWS
Security Exchange Name	NYSEAMER